Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Global Insight Fund
Entity Central Index Key	0001785347
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
American Funds® Global Insight Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class A
Trading Symbol	AGVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 91	0.83%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 19.87% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class A (with sales charge) 2	12.98%	10.54%	9.29%
American Funds Global Insight Fund — Class A (without sales charge) 2	19.87%	11.86%	10.38%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class A shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 18,921,000,000
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 67,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-A
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-A
American Funds® Global Insight Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class C
Trading Symbol	AGVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 171	1.56%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 19.00% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class C (with sales charge) 2	18.00%	11.08%	9.63%
American Funds Global Insight Fund — Class C (without sales charge) 2	19.00%	11.08%	9.63%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class C shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 18,921,000,000
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 67,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-C
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-C
American Funds® Global Insight Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class T
Trading Symbol	AGVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 62	0.56%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 20.18% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class T (with sales charge) 2	17.17%	11.62%	10.20%
American Funds Global Insight Fund — Class T (without sales charge) 2	20.18%	12.18%	10.67%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class T shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 18,921,000,000
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 67,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment
strategy
to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment
strategy
to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature
American Funds® Global Insight Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class F-1
Trading Symbol	AGVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 90	0.82%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 19.90% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class F-1 2	19.90%	11.90%	10.42%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class F-1 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 18,921,000,000
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 67,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal
investment
strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal
investment
strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F1
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F1
American Funds® Global Insight Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class F-2
Trading Symbol	AGVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 62	0.56%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 20.21% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class F-2 2	20.21%	12.20%	10.71%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class F-2 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 18,921,000,000
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 67,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable
, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable
, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F2
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F2
American Funds® Global Insight Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class F-3
Trading Symbol	AGVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 20.36% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Insight Fund — Class F-3 1,2	20.36%	12.31%	10.86%
MSCI World Inde x 3	22.02%	15.58%	11.79%
1
The fund was organized for the purpose of effecting the reorganization of Capital Group Global Equity Fund (the “predecessor fund”) into a new Delaware statutory trust on November 8, 2019. In connection with the reorganization, former shareholders of the predecessor fund received
Class F-3 shares of the fund. The performance of Class F-3 shares of the fund includes the performance of the predecessor fund prior to the reorganization.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers

and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 18,921,000,000
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 67,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b)
the
percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b)
the
percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-F3
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F3
American Funds® Global Insight Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-A
Trading Symbol	CGVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A.
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 89	0.81%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 19.93% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class 529-A (with sales charge) 2	15.73%	11.12%	9.76%
American Funds Global Insight Fund — Class 529-A (without sales charge) 2	19.93%	11.92%	10.42%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class 529-A shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 18,921,000,000
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 67,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets
outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets
outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529A
American Funds® Global Insight Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-C
Trading Symbol	CGVBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 175	1.60%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 18.94% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class 529-C (with sales charge) 2	17.94%	11.02%	9.73%
American Funds Global Insight Fund — Class 529-C (without sales charge) 2	18.94%	11.02%	9.73%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class 529-C shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 18,921,000,000
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 67,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529C
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the
MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the
MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529C
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529C
American Funds® Global Insight Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-E
Trading Symbol	CGVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 113	1.03%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 19.65% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class 529-E 2	19.65%	11.67%	10.20%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class 529-E shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 18,921,000,000
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 67,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529E
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage
of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage
of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529E
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529E
American Funds® Global Insight Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-T
Trading Symbol	CGVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 20.14% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class 529-T (with sales charge) 2	17.14%	11.57%	10.16%
American Funds Global Insight Fund — Class 529-T (without sales charge) 2	20.14%	12.14%	10.62%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class 529-T shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 18,921,000,000
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 67,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature
American Funds® Global Insight Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-F-1
Trading Symbol	CGVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 68	0.62%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 20.16% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class 529-F-1 2	20.16%	12.11%	10.63%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class 529-F-1 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 18,921,000,000
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 67,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F1
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F1
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F1
American Funds® Global Insight Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-F-2
Trading Symbol	CGVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Fu n ds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 64	0.58%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 20.20% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime
, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class 529-F-2 2	20.20%	12.16%	12.15%
MSCI World Index 3	22.02%	15.58%	15.57%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 18,921,000,000
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 67,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F2
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F2
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F2
American Funds® Global Insight Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class 529-F-3
Trading Symbol	CGVHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year?
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 20.26% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class 529-F-3 2	20.26%	12.24%	12.24%
MSCI World Index 3	22.02%	15.58%	15.57%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 18,921,000,000
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 67,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F3
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529F3
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F3
American Funds® Global Insight Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-1
Trading Symbol	RGLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hyp othet ical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 153	1.40%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 19.22% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class R-1 2	19.22%	11.41%	10.06%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class R-1 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 18,921,000,000
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 67,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest
a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest
a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R1
American Funds® Global Insight Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-2
Trading Symbol	RGLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 168	1.53%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 19.03% for the year ended October 31,
2025
. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered ne ga
tive returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class R-2 2	19.03%	11.16%	9.80%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class R-2 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 18,921,000,000
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 67,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States mi nu
s 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States mi nu
s 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2
American Funds® Global Insight Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-2E
Trading Symbol	RGLHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 128	1.17%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 19.51% for the year ended October 31, 2025. That result compares
with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class R-2E 2	19.51%	11.56%	10.19%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class R-2E shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 18,921,000,000
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 67,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions
are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the Un ited
States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions
are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the Un ited
States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R2E
American Funds® Global Insight Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-3
Trading Symbol	RGLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 120	1.09%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 19.56% for the year ended October 31, 2025. That result
compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class R-3 2	19.56%	11.60%	10.18%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class R-3 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 18,921,000,000
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 67,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R3
American Funds® Global Insight Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-4
Trading Symbol	RGLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 19.92% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class R-4 2	19.92%	11.94%	10.50%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class R-4 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 18,921,000,000
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 67,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R4
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R4
American Funds® Global Insight Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-5E
Trading Symbol	RGLJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (ba se d on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 20.17% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class R-5E 2	20.17%	12.14%	10.68%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class R-5E shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applic ab
le fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 18,921,000,000
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 67,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund sta ti stics
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sec tor (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5E
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5E
American Funds® Global Insight Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-5
Trading Symbol	RGLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (base d on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 56	0.51%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 20.26% for the year ended October 31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class R-5 2	20.26%	12.25%	10.77%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class R-5 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 18,921,000,000
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 67,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18,921
Total num b er of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R5
American Funds® Global Insight Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Global Insight Fund
Class Name	Class R-6
Trading Symbol	RGLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 50	0.45%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 20.33% for the year ended
October
31, 2025. That result compares with a 22.02% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, global equity markets posted robust gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. U.S. equities advanced on solid tech earnings and large-cap growth but lagged the global rally. The U.S. economy grew steadily in the third quarter, supported by resilient consumer spending. Inflation rose modestly, reflecting lingering tariff effects. All major developed regions contributed positively, with Europe and Japan leading the gains.
Holdings in most sectors delivered positive returns for the fund, with information technology, industrials and financials being particularly additive. Returns from the communication services and utilities sectors were also beneficial. U.S.-based companies, which represent over half of the portfolio, posted gains, though below the portfolio’s overall returns. Companies based in France, the U.K., Germany and Taiwan also made meaningful contributions to investment results.
On the contrary, health care was a significant detractor from overall results, posting the lowest return among all sectors. The fund’s substantial exposure to this sector amplified its negative impact. The materials sector also delivered negative returns. Country-wise, holdings in Denmark and Luxembourg were the most notable detractors on absolute results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Insight Fund — Class R-6 2	20.33%	12.31%	10.81%
MSCI World Index 3	22.02%	15.58%	13.37%
1
Class R-6 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 08, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 01, 2024
Net Assets	$ 18,921,000,000
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 67,000,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Fund net assets (in millions)	$ 18,921
Total number of portfolio holdings	193
Total advisory fees paid (in millions)	$ 67
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R6
or upon request at
(800) 421-4225
.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R6